CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Common stock, par value	€ 0.13	€ 0.13
Common stock, shares issued	33,758,564	29,457,744
Commons stock, shares outstanding	33,466,136	29,165,316
Treasury stock	292,428	292,428